Basis of accounting (Policy)	6 Months Ended
Jun. 30, 2023
Disclosure Of Material Accounting Policies Descriptions [Line Items]
Basis of preparation
Basis of preparation
The consolidated financial statements (the financial statements) of UBS AG and its subsidiaries (together, UBS AG)
are prepared in

accordance with International

Financial Reporting Standards (IFRS),

as issued

by the

International
Accounting Standards

Board (the

IASB), and

are

presented in

US

dollars. These

interim

financial statements

are
prepared in accordance with IAS 34, Interim Financial Reporting .
In preparing

these interim financial

statements, the same

accounting policies and

methods of

computation have
been applied as in the UBS AG consolidated annual

financial statements for the period ended 31 December

2022,
except for the

changes described in

this Note. These

interim financial statements

are unaudited and

should be read
in

conjunction

with

UBS AG’s

audited

consolidated

financial

statements

in

the

Annual

Report

2022

and

the
“Management report” sections

of this report.

In the opinion of management,

all necessary adjustments have

been
made for a fair presentation of UBS AG’s financial

position, results of operations and

cash flows.

Critical accounting estimates and judgments	Preparation of these interim financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and disclosures of contingent assets and liabilities. These estimates and assumptions are based on the best available information. Actual results in the future could differ from such estimates and differences may be material to the financial statements. Revisions to estimates, based on regular reviews, are recognized in the period in which they occur. For more information about areas of estimation uncertainty that are considered to require critical judgment, refer to “Note 1a Material accounting policies” in the “Consolidated financial statements” section of the Annual Report 2022.